Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTEREST INCOME
Interest and fees on loans	$ 197,725	$ 139,057	$ 116,644
Interest on securities
Taxable	23,314	20,676	14,488
Tax-exempt	13,209	8,391	6,102
Other investments	5,429	884	846
Total Interest Income	239,677	169,008	138,080
INTEREST EXPENSE
Deposits	75,075	14,151	4,465
Other borrowings and subordinated debt and debentures	8,273	5,296	3,850
Total Interest Expense	83,348	19,447	8,315
Net Interest Income	156,329	149,561	129,765
Provision for credit losses	6,210	5,341	(1,928)
Net Interest Income After Provision for Credit Losses	150,119	144,220	131,693
NON-INTEREST INCOME
Interchange income	13,996	13,955	14,045
Service charges on deposit accounts	12,361	12,288	10,170
Net gains (losses) on assets
Mortgage loans	7,436	6,431	35,880
Securities available for sale	(222)	(275)	1,411
Mortgage loan servicing, net	4,626	18,773	5,745
Other	12,479	10,737	9,392
Total Non-interest Income	50,676	61,909	76,643
NON-INTEREST EXPENSE
Compensation and employee benefits	78,965	81,007	79,969
Data processing	11,862	10,183	10,823
Occupancy, net	7,908	8,907	8,794
Interchange expense	4,332	4,242	4,434
Furniture, fixtures and equipment	3,756	4,007	4,172
FDIC deposit insurance	3,005	2,142	1,396
Communications	2,406	2,871	3,080
Legal and professional	2,208	2,133	2,068
Loan and collection	2,174	2,657	3,172
Advertising	2,165	2,074	1,918
Costs related to unfunded lending commitments	424	599	1,207
Conversion related expense	0	50	1,827
Other	7,914	7,469	8,163
Total Non-interest Expense	127,119	128,341	131,023
Income Before Income Tax	73,676	77,788	77,313
Income tax expense	14,609	14,437	14,418
Net Income	$ 59,067	$ 63,351	$ 62,895
Net income per common share
Basic (in dollars per share)	$ 2.82	$ 3.00	$ 2.91
Diluted (in dollars per share)	$ 2.79	$ 2.97	$ 2.88